Debt	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
15. DEBT
The tables below summarize our outstanding debt at 30 September 2016 and 2015:
Total Debt

30 September	2016	2015
Short-term borrowings	$935.8	$1,494.3
Current portion of long-term debt	365.4	430.6
Long-term debt	3,909.7	3,931.0
Total Debt	$5,210.9	$5,855.9

Short-term Borrowings

30 September	2016	2015
Bank obligations	$133.1	$234.3
Commercial paper	802.7	1,260.0
Total Short-term Borrowings	$935.8	$1,494.3

The weighted average interest rate of short-term borrowings outstanding at 30 September 2016 and 2015 was 1.1% and .8%, respectively.
Cash paid for interest, net of amounts capitalized, was $120.6 in 2016, $96.8 in 2015, and $131.3 in 2014.
Long-term Debt

30 September	Fiscal Year Maturities	2016	2015
Payable in U.S. Dollars
Debentures
8.75%	2021	$18.4	$18.4
Medium-term Notes (weighted average rate)
Series D 7.3%	2016	—	32.1
Series E 7.6%	2026	17.2	17.2
Senior Notes
Note 2.0%	2016	—	350.0
Note 1.2%	2018	400.0	400.0
Note 4.375%	2019	400.0	400.0
Note 3.0%	2022	400.0	400.0
Note 2.75%	2023	400.0	400.0
Note 3.35%	2024	400.0	400.0
Other (weighted average rate)
Variable-rate industrial revenue bonds .68%	2035 to 2050	769.9	769.9
Other 1.3%	2018 to 2019	25.7	34.5
Payable in Other Currencies
Eurobonds 4.625%	2017	337.0	335.2
Eurobonds 2.0%	2020	337.0	335.2
Eurobonds 1.0%	2025	337.0	335.2
Eurobonds .375%	2021	393.2	—
Other 4.4%	2016 to 2022	52.9	156.3
Capital Lease Obligations
United States 5.0%	2018	.5	.7
Foreign 11.3%	2017 to 2036	9.7	1.1
Total Principal Amount		4,298.5	4,385.8
Less: Unamortized Discount and Debt Issuance Costs		(23.4)	(24.2)
Total Long-term Debt		4,275.1	4,361.6
Less: Current portion of long-term debt		(365.4)	(430.6)
Long-term Debt		$3,909.7	$3,931.0

Maturities of long-term debt in each of the next five years and beyond are as follows:

2017	$365.6
2018	413.7
2019	400.9
2020	348.6
2021	412.5
Thereafter	2,357.2
Total	$4,298.5

Various debt agreements to which we are a party also include financial covenants and other restrictions, including restrictions pertaining to the ability to create property liens and enter into certain sale and leaseback transactions. As of 30 September 2016, we are in compliance with all the financial and other covenants under our debt agreements.
We have entered into a five-year revolving credit agreement maturing 30 April 2018 with a syndicate of banks (the “2013 Credit Agreement”), under which senior unsecured debt is available to both the Company and certain of its subsidiaries. There have been subsequent amendments to the 2013 Credit Agreement, and as of 30 September 2016, the maximum borrowing capacity was $2,690.0. The 2013 Credit Agreement provides a source of liquidity for the Company and supports its commercial paper program. The Company’s only financial covenant is a maximum ratio of total debt to total capitalization no greater than 70%. No borrowings were outstanding under the 2013 Credit Agreement as of 30 September 2016.
On 1 June 2016, we issued a .375% Eurobond for €350 million ($386.9) that matures on 1 June 2021. The proceeds were used to repay a 2.0% Senior Note of $350.0 that matured on 2 August 2016.
In September 2015, we made a payment of $146.6 to redeem 3,000,000 Unidades de Fomento (“UF”) Series E 6.30% Bonds due 22 January 2030 that had a carrying value of $130.0 and resulted in a net loss of $16.6 ($14.2 after-tax, or $.07 per share). The loss is reflected on the consolidated income statements as “Loss on extinguishment of debt.”
Additional commitments totaling $51.3 are maintained by our foreign subsidiaries, all of which was borrowed and outstanding at 30 September 2016.